Tax provision - Major components of income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Recognized In Profit Or Loss [Abstract]
Current tax expense (income)	$ (581)	$ (977)
Deferred tax expense (income) recognised in profit or loss	(37)	26
Tax expense (income)	(618)	(951)
Income Tax Expense Recognized In Other Comprehensive Income [Abstract]
Income tax relating to components of other comprehensive income	(56)	(52)
Income Tax Expense (Income) Recognized In Profit Or Loss And Comprehensive Income	$ (674)	$ (1,003)